Financial Risk Management - Breakdown of the Group's main monetary net assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
U.S. Dollar / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (329,316)	$ (428,845)
U.S. Dollar / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	84,105	36,835
U.S. Dollar / Euro
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	150	75,409
Euro / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	13,984	31,735
Euro / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (2,642)	$ (2,324)